The following is the Semi-Annual Report for the Tennessee Tax-Free Bond Fund, covering the six-month period ended January 31, 1996. If you have any




TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)



PRINCIPAL                                  CREDIT
 AMOUNT                                   RATING*     VALUE


MUNICIPAL NOTES--99.7%

          TENNESSEE--99.7%

 $465,000 Chattanooga-Hamilton County,
          TN Hospital Authority,
          Refunding Revenue Bonds, 5.50%
          (Erlanger Medical Center)/(FSA       AAA    $493,291
          Insured)/(Original Issue
          Yield: 5.60%), 10/1/2006

1,000,000 Chattanooga-Hamilton County,
          TN Hospital Authority,
          Refunding Revenue Bonds, 5.50%
          (Erlanger Medical Center)/(FSA       AAA   1,013,760
          Insured)/(Original Issue
          Yield: 5.85%), 10/1/2013

1,130,000 Clarksville, TN, Electric
          System Refunding Revenue               A   1,106,801


Tennessee Tax-Free Bond Fund

          Bonds, 5.125%, 9/1/2011

  500,000 Clarksville, TN, Water, Sewer
          & Gas Refunding Revenue Bonds,
          6.125% (MBIA                         AAA     545,955
          Insured)/(Original Issue
          Yield: 6.15%), 2/1/2007

  500,000 Clarksville, TN, Water, Sewer
          & Gas Refunding Revenue Bonds,
          6.125% (MBIA                         AAA     534,510
          Insured)/(Original Issue
          Yield: 6.328%), 2/1/2012

  250,000 Hamblen County, TN, GO UT
          Hospital Revenue Bonds, 4.90%        AAA     253,853
          (AMBAC Insured), 5/1/2006

  250,000 Jackson, TN Health Educational
          & Housing Facilities Board,
          Revenue Bonds, 5.90% (Jackson-
          Madison County General               AAA     266,615
          Hospital)/(MBIA
          Insured)/(Original Issue
          Yield: 5.95%), 4/1/2000

  400,000 Jackson, TN, Water & Sewer
          Refunding Revenue Bonds,
          5.125% (AMBAC                        AAA     402,256
          Insured)/(Original Issue

                                       2


Tennessee Tax-Free Bond Fund

          Yield: 5.35%), 1/1/2010

  440,000 Johnson City, TN, Health &
          Education Refunding Revenue
          Bonds, 6.75% (MBIA                   AAA     493,904
          Insured)/(Original Issue
          Yield: 6.912%), 7/1/2006





 PRINCIPAL                                       CREDIT
   AMOUNT                                        RATING*       VALUE

    $250,000 Johnson City, TN, Health &
             Education Refunding Revenue
             Bonds, 6.75% (MBIA
             Insured)/(Original Issue Yield:           AAA     $285,498
             6.912%)(United States Treasury
             PRF), 7/1/2001 (@102) (a)

    $500,000 Knox County, TN Health
             Education & Housing Facilities
             Board, Hospital Facilities
             Revenue Bonds (Series A), 4.90%           AAA     $507,050
             (Fort Sanders Alliance)/(MBIA
             Insured)/(Original Issue Yield:
             5.099%), 1/1/2005

                                       3


Tennessee Tax-Free Bond Fund

     500,000 Knox County, TN Health
             Education & Housing Facilities
             Board, Hospital Facilities
             Revenue Bonds (Series C), 7.00%
             (Fort Sanders Alliance)/(MBIA             AAA      562,035
             Insured)/(United States
             Treasury PRF), 1/1/2000 (@102)
             (a)

     750,000 Knoxville, TN Gas System,
             Refunding Revenue Bonds, 5.05%
             (Original Issue Yield: 5.10%),             AA      752,108
             3/1/2008

   1,330,000 Knoxville, TN Water System,
             Refunding Revenue Bonds (Series
             M), 5.20% (Original Issue                  AA    1,353,155
             Yield: 5.45%), 3/1/2010

   1,500,000 Memphis-Shelby County, TN,
             Airport Refunding Revenue
             Bonds, 6.75% (Federal Express             BBB    1,606,485
             Corp.), 9/1/2012

   1,500,000 Metropolitan Government
             Nashville & Davidson County, TN
             Health Education Facilities                AA    1,471,710
             Authority, Refunding Revenue
             Bonds, 5.20% (Vanderbilt
             University),  (Original Issue
                                       4


Tennessee Tax-Free Bond Fund

             Yield: 5.55%), 7/1/2018

     230,000 Metropolitan Government
             Nashville & Davidson County,
             TN, GO UT Refunding Bonds,                 AA      241,893
             5.25% (Original Issue Yield:
             5.45%), 5/15/2007

     750,000 Metropolitan Government
             Nashville & Davidson County,
             TN, Revenue Bonds (Series A),              AA      779,933
             6.00% (Original Issue Yield:
             6.282%), 5/15/2017

     230,000 Metropolitan Government
             Nashville & Davidson County,
             TN, Water & Sewer Refunding
             Revenue Bonds, 5.20% (FGIC                AAA      232,185
             Insured)/(Original Issue Yield:
             5.53%), 1/1/2013


 PRINCIPAL                                    CREDIT
  AMOUNT                                     RATING*       VALUE

   $170,000  Metropolitan Government
             Nashville & Davidson County,
             TN, Water & Sewer Refunding            A       $173,983
             Revenue Bonds, 7.25%, 1/1/2006

    270,000  Metropolitan Government
                                       5


Tennessee Tax-Free Bond Fund

             Nashville & Davidson County,
             TN, Water & Sewer Refunding            A        276,437
             Revenue Bonds, 7.30%, 1/1/2008

    250,000  Metropolitan Government
             Nashville & Davidson County,
             TN, Water & Sewer Revenue
             Bonds, 5.75% (AMBAC                  AAA        260,383
             Insured)/(Original Issue
             Yield: 6.15%), 1/1/2012

  1,375,000  Montgomery Co, TN Public
             Building Authority, Pooled
             Financing Government
             Obligation Revenue Bonds,
             7.50% (Tennessee County Loan         AA-      1,392,201
             Pool), (Prudential Insurance
             Co. of America Insured),
             12/15/2000

    800,000  Mount Juliet, TN Public
             Building Authority, Revenue          AAA        901,280
             Bonds (Series O), 7.00% (MBIA
             Insured), 2/1/2006

  1,500,000  Putnam County, TN, GO UT
             Bonds, 5.125% (MBIA                  AAA      1,496,760
             Insured)/(Original Issue
             Yield: 5.35%), 4/1/2011

                                       6


Tennessee Tax-Free Bond Fund

    750,000  Shelby County, TN Health
             Education & Housing Facilities
             Board, Refunding Revenue Bonds
             (Series A), 7.40% (Methodist         AAA        815,925
             Health System, Inc.)/(MBIA
             Insured)/(Original Issue
             Yield: 7.50%), 6/1/2003

  1,000,000  Shelby County, TN Health
             Education & Housing Facilities
             Board, Revenue Bonds, 6.00%
             (St. Joseph Hospital East,           AAA      1,099,050
             Inc.)/(Original Issue Yield:
             6.37%), 3/1/2005 (Escrowed to
             Maturity) (a)

    500,000  Shelby County, TN, GO UT
             Bonds, (Series A), 5.10%             AA+        502,685
             (Original Issue Yield: 5.25%),
             3/1/2011

    250,000  Shelby County, TN, GO UT
             Refunding Bonds (Series B),          AA+        267,503
             5.875% (Original Issue Yield:
             5.95%), 3/1/2007

    750,000  Tennessee Housing Development
             Agency, Refunding Revenue             A+        765,105
             Bonds (Series A), 5.40%,

                                       7


Tennessee Tax-Free Bond Fund

             7/1/2004

  1,250,000  Tennessee Housing Development
             Agency, Refunding Revenue             A+      1,263,537
             Bonds (Series A), 5.70%,
             1/1/2008





PRINCIPAL                                   CREDIT
AMOUNT                                      RATING*     VALUE

$1,205,000  Tennessee Housing Development
            Agency, Refunding Revenue
            Bonds (Series A), 5.70%,        A+          $1,218,050
            7/1/2008

1,800,000   Tennessee Housing Development
            Agency, Refunding Revenue
            Bonds (Series A), 5.85%,        A+          1,823,292
            7/1/2013

430,000     Tennessee Housing Development
            Agency, Revenue Bonds,
            (Homeownership Program- Issue   A+          458,827
            U), 6.90%, 7/1/2005

500,000     Tennessee State Local
            Development Authority,
                                       8


Tennessee Tax-Free Bond Fund

            Refunding Revenue Bonds         AA-         548,380
            (Series A), 5.65%, 3/1/2007

495,000     Tennessee State Local
            Development Authority, Revenue
            Bonds, 6.10% (Community         A-          538,233
            Provider Pooled Loan)/(State
            Aid Withholding Guaranty),
            10/1/2007

500,000     Tennessee State School Board
            Authority, Refunding Revenue
            Bonds (Series A), 6.25%         AA          533,790
            (Higher Education Facility)
            (Original Issue Yield:
            6.309%), 5/1/2017

195,000     Tennessee State School Board
            Authority (GO of Authority),
            Refunding Revenue Bonds ,       AA          196,610
            5.75%, 5/1/2006

700,000     Tennessee State, GO UT Bonds
            (Series A), 5.55%, 3/1/2010     AA+         737,044

750,000     Tennessee State, GO UT Bonds
            (Series B), 6.60% (Original
            Issue Yield: 6.60%), (United    AA+         841,680
            States Treasury PRF) 6/1/2001
            (@ 101 1/2) (a)

                                       9


Tennessee Tax-Free Bond Fund

250,000     Tennessee State, GO UT
            Refunding Bonds (Series A),     AAA         271,977
            6.10%, 6/1/2000

1,035,000   Williamson County, TN GO UT
            Refunding Bonds, 6.00%          AA          1,155,391
            (Original Issue Yield:
            6.216%), 3/1/2008

            TOTAL LONG TERM MUNICIPAL
            SECURITIES (B) (IDENTIFIED                  $30,441,120
            COST $29,680,580)


(a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.




(b) The cost of investments for federal tax purposes amounts to $29,680,580. The net unrealized appreciation of investments on a federal tax basis amounts to $760,540, which is composed of $767,577 appreciation and $7,037 depreciation at January 31, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

                                       10


Tennessee Tax-Free Bond Fund


Note: The categories of investments are shown as a percentage of net assets ($30,524,362) at January 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC    --American Municipal Bond Assurance Corporation
FGIC     --Financial Guaranty Insurance Company
FSA      --Financial Security Assurance
GO       --General Obligation
MBIA     --Municipal Bond Investors Assurance
PRF      --Prerefunded
UT       --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)
















TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

Assets:
Investments in securities, at value
   (identified cost and tax cost $29,680,580)       $30,441,120
     Income receivable                                 439,726
     Deferred expenses                                  17,510
     Total assets                                    30,898,356

Liabilities:
     Payable to Bank                                 $342,950
     Accrued expenses                                  31,044
     Total liabilities                                373,994

NET ASSETS for 2,819,422 shares outstanding       $30,524,362

Net Assets Consist of:
     Paid in capital                                $29,872,975
     Net unrealized appreciation of investments        760,540
     Accumulated net realized loss on investments      (205,581)
     Undistributed net investment income                96,429
     Total Net Assets                               $30,524,362

NET ASSET VALUE, and Redemption Proceeds Per Share:

($30,524,362  2,819,422 shares of beneficial interest outstanding)
                                                    $10.83
Offering Price Per Share: (100/98 of $10.83)*         $11.05

* See "What Shares Cost" in the Prospectus.


TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
INVESTMENT INCOME:

Interest                                              $897,832

EXPENSES:

Investment advisory fee                         $125,157

Administrative personnel and services fee       60,414

Custodian fees                                  8,710

Transfer and dividend disbursing agent fees     14,868
and expenses

Directors'/Trustees' fees                       3,969

Auditing fees                                   7,093

Legal fees                                      2,701

Portfolio accounting fees                       27,121

Share registration costs                        9,711

Printing and postage                            5,609

Insurance premiums                              546

Miscellaneous                                   10,938

  Total expenses                                276,837

   Deduct waiver of investment advisory fee     125,157

    Net expenses                                         151,680

      Net investment income                              746,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                         59,601
Net change in unrealized appreciation of investments     1,099,259

  Net realized and unrealized gain on investments        1,158,860

    Change in net assets resulting from operations       $1,905,012



(See Notes which are an integral part of the Financial


TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF CHANGES IN NET ASSETS


                                         Six Months Ended
                                           (unaudited)          Year Ended
                                         January 31, 1996     July 31, 1995

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS--

Net investment income                        $746,152           $1,872,063

Net realized gain (loss) on
investments ($59,601 and $(153,288)           59,601            (215,683)
net loss, respectively, as computed
for federal tax purposes)

Net change in unrealized appreciation       1,099,259           1,023,037

  Change in net assets resulting from       1,905,012           2,679,417
operations

DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment           (758,407)          (1,887,110)
income

SHARE TRANSACTIONS--

Proceeds from sale of shares                 508,035            3,372,891

Net asset value of shares issued to
shareholders in payment of                    66,097             145,754
distributions declared

Cost of shares redeemed                    (7,083,895)         (10,823,155)

  Change in net assets resulting from      (6,509,763)         (7,304,510)
share transactions

    Change in net assets                   (5,363,158)         (6,512,203)

NET ASSETS:

Beginning of period                         35,887,520          42,399,723

End of period (including undistributed
net investment income of $96,429 and       $30,524,362         $35,887,520
$108,684, respectively)


(See Notes which are an integral part of



TENNESSEE TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                                   JANUARY 31,
                                      1996                    YEAR ENDED



                                     1996        1995          1994(A)

NET ASSET VALUE, BEGINNING OF       $10.46      $10.22          $10.50
PERIOD

INCOME FROM INVESTMENT OPERATIONS

 Net investment income               0.25        0.51            0.44

 Net realized and unrealized gain    0.37        0.24           (0.31)
(loss) on investments

Total from investment operations     0.62        0.75            0.13

LESS DISTRIBUTIONS

 Distributions from net             (0.25)      (0.51)          (0.41)
investment income

NET ASSET VALUE, END OF PERIOD      $10.83      $10.46          $10.22
TOTAL RETURN (B)                     5.97%       7.60%          1.19%

RATIOS TO AVERAGE NET ASSETS

 Expenses                            0.91%       0.61%          0.56%*

 Net investment income               4.47%       4.93%          4.69%*

 Expense waiver/reimbursement (c)    0.75%       0.95%          0.87%*

SUPPLEMENTAL DATA

 Net assets, end of period (000     $30,524     $35,888        $42,400
omitted)

 Portfolio turnover                   0%          3%             30%


* Computed on an annualized basis.
(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994.
      For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



TENNESSEE TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)

1.     ORGANIZATION

The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The financial statements presented herein are those of Tennessee Tax-Free Bond Fund (the "Fund"), a non-diversified portfolio. At January 31, 1996, the Trust did not offer any other portfolios.

2.     SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS - Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.
  At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $153,288, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

  Additionally, net capital losses of $111,894 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES - The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.
                                       10


  OTHER - Investment transactions are accounted for on the trade date.

3.     SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                             SIX MONTHS ENDED
                             JANUARY 31, 1996       YEAR ENDED
                                (UNAUDITED)        JULY 31, 1995

Shares sold                             48,179            333,883
Shares issued to
shareholders in payment
of distributions declared                6,240             14,443
Shares redeemed                      (665,415)        (1,066,291)
Net change resulting from
share transactions                   (610,996)          (717,965)

4.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE - Union Planters National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  As of January 31, 1996, Union Planters National Bank was the owner of record of approximately 2,521,490 shares, which is 89.43% of the Fund. ADMINISTRATIVE FEE - Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services for which it receives a fee. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES - Federated Shareholder Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES - FServ maintains the Trust's accounting records
  for which it receives a fee.   This fee is based on the level of the
  Trust's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES - Organizational expenses of $35,622 were borne initially by FAS.
  The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended January 31, 1996, the Fund paid $4,559 pursuant to this agreement.

                                     11
  GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


5.INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1996, were as follows:
  PURCHASES                                                 $0

  SALES                                             $6,055,060


6.     CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 1996, 41.40% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not